Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 22,834	$ 477,309
Accounts receivable, net	61,779	92,149
Other receivables and prepayments, net	18,867	267,781
Advances to suppliers, net	7,727	152,751
Inventories, net	1,085,016	1,349,102
Other taxes receivable	337,412	374,270
Marketable equity securities	143,478
Total Current Assets	1,677,113	2,713,362
Property and equipment, net	656,840	1,261,493
Construction in progress		223,772
Non-marketable equity securities		1,500,043
Total Assets	2,333,953	5,698,670
CURRENT LIABILITIES:
Accounts payable	226,215	234,449
Advances from customers	267,365	232,565
Accrued expenses and other current liabilities	1,530,473	977,119
Warranty obligation	728	8,671
Due to related parties- short-term borrowings	1,208,331
Total Current Liabilities	3,233,112	1,452,804
OTHER LIABILITIES
Warrants liability	389,630	1,129,246
Total Liabilities	3,622,742	2,582,050
Commitments and Contingency
SHAREHOLDERS' EQUITY
Additional paid-in capital	40,833,249	40,620,772
Accumulated deficit	(44,607,198)	(40,156,204)
Accumulated other comprehensive income	2,436,530	2,603,422
Total Equity	(1,288,789)	3,116,620
Total liabilities and equity	2,333,953	5,698,670
Common Stock Class A
SHAREHOLDERS' EQUITY
Common stock	18,285	18,285
Common Stock Class B
SHAREHOLDERS' EQUITY
Common stock	$ 30,345	$ 30,345